Other liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Other Long Term Liabilities [Line Items]
Schedule of Other Long-Term Liabilities
	2020	2019
Asset retirement obligations(a)	$42.3	$—
Other	23.4	19.0
Other long-term liabilities	65.7	19.0
Current portion of other long-term liabilities	(24.8)	(7.8)
Other long-term liabilities	$40.9	$11.2

(a)	Asset retirement obligations:

APR Energy [Member]
Other Long Term Liabilities [Line Items]
Schedule of Change in Asset Retirement Obligation

Asset retirement obligations were assumed as part of the APR Energy acquisition and consist of the contractual requirement to demobilize the Company’s mobile power generation sites when there is a legal obligation associated with the demobilization and the fair value of the liability can be reasonably estimated.

Asset retirement obligations, December 31, 2019	$—
Liabilities acquired	45.9
Liabilities incurred	5.3
Liabilities settled	(6.6)
Provision reassessment	(2.9)
Accretion expense	0.6
Asset retirement obligations, December 31, 2020	$42.3